Loss Per Share	6 Months Ended
Dec. 31, 2025
Loss Per Share [Abstract]
LOSS PER SHARE
16.	LOSS PER SHARE

	31 December 2025 $ (Unaudited)	31 December 2024 $ (Unaudited)
Loss used in the calculation of basic and dilutive loss per share	(120,375,292)	(18,936,454)

	31 December 2025 $ per share (Unaudited)	31 December 2024 $ per share (Unaudited)
Loss per share:
Basic loss per share	(1.07)	(0.21)
Diluted loss per share	(1.07)	(0.21)

	31 December 2025 Number	31 December 2024 Number
Weighted average number of shares	112,693,055	88,390,180

There are dilutive potential ordinary shares on issue at balance date. Given the Company has made a loss and has warrants on issue, there is no dilution of earnings hence the diluted loss per share is the same as for basic loss per share.